Derivatives (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	R$ 39,006	R$ 34,156
Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	33,341	28,988
Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	193	280
Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	5,472	4,888
Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	3,086	1,944
Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	35,920	32,212
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,710	18,534
Not later than one year [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,168	17,195
Not later than one year [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1	91
Not later than one year [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	541	1,248
Not later than one year [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	55	218
Not later than one year [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,655	18,316
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	13,661	6,368
Later than one year and not later than three years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	11,355	4,543
Later than one year and not later than three years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	69	73
Later than one year and not later than three years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	2,237	1,752
Later than one year and not later than three years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,291	850
Later than one year and not later than three years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,370	5,518
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,528	9,176
Later than three years and not later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	9,745	7,172
Later than three years and not later than five years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	123	116
Later than three years and not later than five years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	2,660	1,888
Later than three years and not later than five years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,706	876
Later than three years and not later than five years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	10,822	8,300
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	107	78
Later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	73	78
Later than five years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	34
Later than five years [member] | Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	34
Later than five years [member] | Below Investment Grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	73	78
Credit Default Swaps [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	20,268	18,156
Credit Default Swaps [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,141	2,534
Credit Default Swaps [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	6,492	6,368
Credit Default Swaps [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	12,528	9,176
Credit Default Swaps [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	107	78
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,738	16,000
Total Returns Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	11,569	R$ 16,000
Total Returns Swap [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	7,169
Total Returns Swap [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments